INVENTORY AND BIOLOGICAL ASSETS (Detail Textuals)	12 Months Ended
	Dec. 31, 2018 CAD ($) Grams $ / shares	Dec. 31, 2017 CAD ($) Grams
Disclosure of detailed information about biological assets [line items]
Percentage of weighted average expected yield harvest	58.00%	52.00%
Average number of days point of propagation harvest	112 days
Biological assets yield net of waste | Grams	13,926,974	1,911,972
Weighted average selling price	$ 1.54
Percentage of decrease in selling price of fair value in biological assets	10.00%
Decrease in fair value of the biological assets by perecntage of decrease in selling prices | $	$ 2,071,058	$ 1,261,124
Percentage of decrease in fair value of biological assets	10.00%
Decrease in fair value of the biological assets by perecntage of decrease in yield | $	$ 1,050,258	$ 574,665
Harvest cannabis
Disclosure of detailed information about biological assets [line items]
Weighted average selling price	$ 4.50
Harvest cannabis trim
Disclosure of detailed information about biological assets [line items]
Weighted average selling price	$ 1.28
Dried Cannabis
Disclosure of detailed information about biological assets [line items]
Quantity of inventory | Grams	4,471,032	626,935
Extracts
Disclosure of detailed information about biological assets [line items]
Quantity of inventory | Grams	6,887,849	977,186
Minimum
Disclosure of detailed information about biological assets [line items]
Net selling price of biological asset per gram	$ 2.92
Selling costs per gram	0.61
Maximum
Disclosure of detailed information about biological assets [line items]
Net selling price of biological asset per gram	12.00
Selling costs per gram	$ 2.46